OTHER ASSETS (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Amortization	$ 704	$ 1,203